Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Critical Accounting Estimates and Judgments

3 Critical Accounting Estimates and Judgments

The directors make estimates and judgements during the preparation of these consolidated financial statements regarding assumptions about current and future events affecting transactions and balances. These estimates and judgements are based on the best information available at the time of preparing the financial statements, however as additional information is known then the actual results may differ from the estimates. The significant estimates and judgements made have been described below.

Key estimates — provisions

As described in the accounting policies, provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period. These estimates are made taking into account a range of possible outcomes and will vary as further information is obtained.

Key estimates — expected credit losses

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract,

leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments. In assessing the expected credit losses, the Company takes in account recent sales experience and historical collection rates.

Key estimates — inventory

Each item on inventory is reviewed on an annual basis to determine whether it is being carried at higher than its net realisable value. During the year, management conducts routine evaluations of its inventories to ensure that the carrying value of inventories does not exceed net realizable value (“NRV”). NRV is based on the estimated selling price of inventories less, estimated costs of completion. If the carrying value of inventories exceeds NRV, the surplus is recognized within Cost of sales, writing down the value of inventories to establish a new cost basis. Management conducts routine analyses to determine if estimates (e.g., estimated selling prices and estimated costs) used in the NRV calculation require changes and if additional impairment adjustments to inventories are required.

Key estimates - impairment of non-financial assets

The Company assesses impairment of all assets (including intangible assets) at each reporting date by evaluating conditions specific to the Company and to the particular asset that may lead to impairment. These include product, technology, economic and political environments and future product expectations. If an impairment trigger exists the recoverable amount of the asset is determined. Given the current uncertain economic environment management considered that the indicators of impairment were significant enough and as such these assets have been tested for impairment in this financial period. Refer to Note 3(h) for details regarding the method and assumptions used.

Key estimates - fair value of derivative financial instruments

The fair values of derivative financial instruments that are not quoted in active markets are determined by using valuation techniques. Valuation techniques used include discounted cash flows analysis and models with built-in functions available in externally acquired financial analysis or risk management systems widely used by the industry such as option pricing models. To the extent practical, the models use observable data. In addition, valuation adjustments may be adopted if factors such as credit risk are not considered in the valuation models. Management judgement and estimates are required for the selection of appropriate valuation parameters, assumptions and modelling techniques.